Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentrations [Abstract]
Concentrations
11.	CONCENTRATIONS

As of March 31, 2012, two properties individually accounted for more than 10% of our consolidated total assets – Uptown Park in Houston, Texas and MacArthur Park in Dallas, Texas, which accounted for 19% and 15% of total assets, respectively. Consistent with our strategy of investing in geographic areas that we know well, 19 of our properties are located in the Houston metropolitan area. These Houston properties represent 62.2% and 66.3% of our rental income for the three months ended March 31, 2012 and 2011, respectively. Houston is Texas’ largest city and the fourth largest city in the United States.

Following are the base revenues generated by our top tenants for the three months ended March 31, 2012 and 2011 (in thousands):

	2012	2011
Kroger	$529	$529
Landry’s Seafood House (1)	318	257
CVS/pharmacy(2)	306	230
H-E-B Grocery(3)	277	106
Publix(4)	195	—
Hard Rock Café	124	124
TGI Friday’s	113	113
The Container Store(5)	112	—
Champps Americana	106	106
Golden Corral	105	105

	$2,185	$1,570

(1)	In 2012, Landry’s Seafood House purchased two companies with whom we had existing leases.
(2)	We obtained an additional CVS/Pharmacy anchor tenant with the Brookwood Village acquisition in May 2011.
(3)	H-E-B, a regional grocer, is the anchor tenant at The Market at Lake Houston, which was acquired in February 2011.
(4)	Publix, a regional supermarket, is the anchor tenant at Alpharetta Commons, which was acquired in July 2011.
(5)	Rent commenced on a new lease with The Container Store in Houston, Texas in November 2011.

15.    Concentrations

As of December 31, 2011, two properties individually accounted for more than 10% of our consolidated total assets – Uptown Park in Houston, Texas and MacArthur Park in Dallas, Texas which accounted for 19% and 15% of total assets, respectively. Consistent with our strategy of investing in geographic areas that we know well, 19 of our properties are located in the Houston metropolitan area. These Houston properties represent 64.2%, 62.9% and 61.7% of our base rental income for the years ended December 31, 2011, 2010 and 2009, respectively. Houston is Texas’ largest city and the fourth largest city in the United States.

Following are the base revenues generated by the Company’s top tenants for each of the last three years (in thousands):

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Kroger	$2,116	$2,192	$2,116
CVS/pharmacy	1,115	922	922
H-E-B Grocery (1)	938	—	—
Landry’s Seafood House	514	502	503
Hard Rock Café	497	497	468
TGI Friday’s	451	451	449
Champps Americana	422	422	422
Golden Corral	419	419	419
Paesanos	407	408	383
McCormick & Schmick’s	341	341	341

	$7,220	$6,154	$6,023

(1)	We acquired The Market at Lake Houston on February 25, 2011.